Securities - Schedule of Fair Value of Debt Securities Measured and Equity Securities Designated at FVOCI (Detail) - CAD ($) $ in Millions	Jan. 31, 2023	Oct. 31, 2022
Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	$ 57,541	$ 56,093
Gross unrealized gains on FVOCI securities	90	69
Gross unrealized losses on FVOCI securities	(469)	(585)
Financial assets measured at fair value through other comprehensive income	57,162	55,577
Unrealized gain losses on FVOCI securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	58,050	56,618
Gross unrealized gains on FVOCI securities	124	100
Gross unrealized losses on FVOCI securities	(502)	(619)
Financial assets measured at fair value through other comprehensive income	57,672	56,099
Unrealized gain losses on FVOCI securities [member] | Canadian federal government [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	12,158	10,646
Gross unrealized gains on FVOCI securities	19	10
Gross unrealized losses on FVOCI securities	(5)	(17)
Financial assets measured at fair value through other comprehensive income	12,172	10,639
Unrealized gain losses on FVOCI securities [member] | Other Canadian governments [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	17,125	17,494
Gross unrealized gains on FVOCI securities	36	32
Gross unrealized losses on FVOCI securities	(58)	(74)
Financial assets measured at fair value through other comprehensive income	17,103	17,452
Unrealized gain losses on FVOCI securities [member] | U.S. Treasury and agencies [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	13,291	12,305
Gross unrealized gains on FVOCI securities	11	5
Gross unrealized losses on FVOCI securities	(302)	(351)
Financial assets measured at fair value through other comprehensive income	13,000	11,959
Unrealized gain losses on FVOCI securities [member] | Other foreign governments [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	6,792	7,048
Gross unrealized gains on FVOCI securities	23	21
Gross unrealized losses on FVOCI securities	(25)	(31)
Financial assets measured at fair value through other comprehensive income	6,790	7,038
Unrealized gain losses on FVOCI securities [member] | Mortgage backed securities [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	1,187	1,202
Gross unrealized gains on FVOCI securities		1
Gross unrealized losses on FVOCI securities	(25)	(40)
Financial assets measured at fair value through other comprehensive income	1,162	1,163
Unrealized gain losses on FVOCI securities [member] | Asset backed securities [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	366	375
Gross unrealized losses on FVOCI securities	(8)	(16)
Financial assets measured at fair value through other comprehensive income	358	359
Unrealized gain losses on FVOCI securities [member] | Corporate debt [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	6,622	7,023
Gross unrealized gains on FVOCI securities	1
Gross unrealized losses on FVOCI securities	(46)	(56)
Financial assets measured at fair value through other comprehensive income	6,577	6,967
Unrealized gain losses on FVOCI securities [member] | Corporate equity [member] | Equity Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	509	525
Gross unrealized gains on FVOCI securities	34	31
Gross unrealized losses on FVOCI securities	(33)	(34)
Financial assets measured at fair value through other comprehensive income	$ 510	$ 522